CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Income for the year	$ 929,563	$ 572,081	$ 575,051	$ 609,905
Items that do not represent cash flows:
Depreciation and amortization	60,992	37,536	35,575	31,822
Impairment property and equipment	270	166	274	263
Provision for loan losses	441,061	271,442	306,214	306,339
Provision financial guarantees	(1,154)	(710)	(109)	(7,168)
Fair value adjustment of financial assets held-for-trading	2,623	1,614	(2,394)	1,273
Provision for deferred income taxes	23,259	14,314	(35,202)	(34,952)
Income attributable to associates	(8,955)	(5,511)	(4,019)	(3,243)
Net gain on sales of assets received in lieu of payment	(3,154)	(1,941)	(2,978)	(1,569)
Net gain loss on sales of property and equipment	(1,012)	(623)	(183)	(204)
Other charges (credits) to income that do not represent cash flows	882	543	(14,139)	(2,868)
(Gain) loss from foreign exchanges transactions of other assets and other liabilities	62,353	38,374	28,892	(545,380)
Other adjustments in interest and fee accruals	(88,221)	(54,294)	(147,643)	132,751
Changes in assets and liabilities that affect operating cash flows:
(Increase) decrease in loans and advances to banks, net	672,002	413,570	221,556	(239,618)
(Increase) decrease in loans to customers, net	(751,277)	(462,358)	(1,035,767)	(2,723,991)
(Increase) decrease in financial assets held-for-trading, net	(180,256)	(110,935)	(512,572)	(550,295)
Increase (decrease) in current accounts and other demand deposits	965,676	594,306	(4,529)	1,392,434
Increase (decrease) in payables from repurchase agreements and security lending	(33,268)	(20,474)	21,725	(59,374)
Increase (decrease) in savings accounts and time deposits	(716,855)	(441,174)	635,156	189,893
(Increase) decrease in other operating assets and liabilities	21,055	12,958	86,771	(143,504)
Proceeds from sale of assets received in lieu of payment	22,227	13,679	10,860	7,769
Total cash flows from operating activities	1,417,811	872,563	162,539	(1,639,717)
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase) decrease in financial assets available-for-sale	(1,856,907)	(1,142,796)	563,457	605,772
Purchases of property and equipment	(37,736)	(23,224)	(27,819)	(31,476)
Proceeds from sales of property and equipment	1,059	652	220	575
Purchase of intangible assets	(30,514)	(18,779)	(11,248)	(8,519)
Investment in other companies			(1,129)	(314)
(Increase) decrease in other assets and liabilities			(867)	750
Dividends received from investments in other companies	786	484	667	663
Total cash flows from investing activities	(1,923,312)	(1,183,663)	523,281	567,451
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (decrease) in borrowings from financial institutions	251,128	154,552	(489,157)	430,098
Increase (decrease) in other financial obligations	(73,019)	(44,938)	17,467	(9,593)
Increase (decrease) in borrowings from Central Bank	(3)	(2)	(3)	(3)
Other long-term borrowings	13	8	17,808	13,803
Payment of other long-term borrowings	(5,442)	(3,349)	(21,359)	(17,744)
Repayment of mortgage finance bonds	(9,454)	(5,818)	(8,552)	(13,059)
Proceeds from bond issuances	958,764	590,052	887,185	1,342,224
Proceeds from commercial papers (short-term bonds)	1,314,445	808,949	532,852	1,128,183
Redemption from bond issuances	(1,665,109)	(1,024,758)	(1,281,182)	(1,292,647)
Dividends paid	(555,764)	(342,034)	(366,654)	(367,445)
Total cash flows from financing activities	215,559	132,662	(711,595)	1,213,817
TOTAL NET POSITIVE (NEGATIVE) CASH FLOWS FOR THE YEAR	(289,942)	(178,438)	(25,775)	141,551
Net effect of exchange rate changes on cash and cash equivalents	(62,353)	(38,374)	(28,892)	78,152
Cash and cash equivalents at beginning of year	2,689,518	1,655,210	1,709,877	1,490,174
Cash and cash equivalents at end of year	2,337,223	1,438,398	1,655,210	1,709,877
Supplemental disclosure of cash flow information:
Income taxes (paid) received	22,506	13,851	(18,012)	(13,659)
Interest received	(3,133,619)	(1,928,523)	(1,816,477)	(1,687,598)
Interest paid	$ (1,224,151)	$ (753,379)	$ (737,387)	$ (335,714)